Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities Details Narrative
Derivative Liabilities	$ 76,097		$ 106,176	$ 3,074,504	$ 1,573,859
Net change in fair value of derivative liabilities	$ 30,079	$ (1,001,550)	$ 3,766,231	$ (359,530)